Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended				6 Months Ended			8 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Income Tax Disclosure [Line Items]
Income tax expense computed at U.S. federal statutory income tax rate									$ (11,628,000)		$ (10,050,000)
State income taxes									(2,257,000)		(1,951,000)
Permanent items									321,000		943,000
Valuation Allowance									13,632,000		11,617,000
Other									9,000		(548,000)
Total income tax expense	$ (35,000)		$ 20,000		$ 23,000	$ 39,000			$ 77,000		$ 11,000
Income tax expense computed at U.S. federal statutory income tax rate									21.00%		21.00%
State income taxes									4.10%		4.10%
Permanent items									0.60%		2.00%
Valuation Allowance									24.60%		24.30%
Other									0.00%		1.20%
Income tax expense computed at U.S. federal statutory income tax rate									0.10%		0.00%
LGL Systems Acquisition Corp [Member]
Income Tax Disclosure [Line Items]
Total income tax expense		$ 53,820		$ 8,792			$ 99,590	$ (27,275)		$ 37,564
Income tax expense computed at U.S. federal statutory income tax rate								21.00%		21.00%
State income taxes								0.00%		0.00%
Offering costs associated with warrants recorded as liabilities								(9.60%)		0.00%
Change in fair value of warrant liabilities								(8.90%)		(21.40%)
Income tax expense computed at U.S. federal statutory income tax rate								2.50%		(0.40%)